Financial Risk Management (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Financial Risk Management [Line Items]
Recurring fair value measurements (in Dollars)
Fair value valuation techniques (in Dollars)
Counterparty Two [Member]
Financial Risk Management [Line Items]
Concentration risk, percentage	1.00%	10.00%
Counterparty One [Member]
Financial Risk Management [Line Items]
Concentration risk, percentage	10.00%	10.00%
Binomial Option Pricing Model [Member]
Financial Risk Management [Line Items]
Percentage of risk free rate
Binomial Option Pricing Model [Member] | Bottom of range [member]
Financial Risk Management [Line Items]
Percentage of risk free rate	55.00%	3.80%
Percentage of expected volatility		24.02%
Binomial Option Pricing Model [Member] | Top of range [member]
Financial Risk Management [Line Items]
Percentage of risk free rate		9.32%
Percentage of expected volatility	61.38%	101.58%
Black-Scholes Pricing Model [Member] | Bottom of range [member]
Financial Risk Management [Line Items]
Percentage of risk free rate		4.78%
Percentage of expected volatility		39.11%
Black-Scholes Pricing Model [Member] | Top of range [member]
Financial Risk Management [Line Items]
Percentage of risk free rate	55.00%	9.01%
Percentage of expected volatility		68.10%
Capital Management [Member]
Financial Risk Management [Line Items]
Gearing ratio in percentage	87.00%	85.00%